World Funds Trust
                       8730 Stony Point Parkway, Suite 205
                            Richmond, Virginia 23235

                                 (804) 267-7400

VIA EDGAR



February 11, 2009

U. S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:  World Funds Trust (File Nos. 333-148723 and 811-22172)

Ladies and Gentlemen:

On behalf of World Funds Trust (the "Trust"), we are filing under the Securities Act of 1933, as amended (the "Securities Act") and under the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 5 to the Trust's registration statement on Form N-1A (the "Post-Effective Amendment"). The Post-Effective Amendment is being filed pursuant to Rule 485(b) under the Securities Act to incorporate certain non-material changes and to file additional exhibits for the Sherwood Forest Long/Short Fund.

I hereby certify that the Post-Effective Amendment does not contain disclosure that renders it ineligible to be filed under Rule 485(b).

Please do not hesitate to contact Kathleen Long at (202) 739.5684 or Thomas S. Harman at (202) 739-5662 with any questions or comments with respect to this filing.

Sincerely,

/s/  Franklin A. Trice, III
Franklin A. Trice, III
Chairman


Enclosures